UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.74%
Adhesives, Coatings, Sealants & Paints - 2.03%
CSW Industrials, Inc.	1,680	$124,035
Aerospace/Defense - 1.15%
Park Aerospace Corp.	4,324	70,524
Agriculture & Dairy Farms - 1.19%
Cal-Maine Foods, Inc.	1,673	72,826
Building Products & Supply - 2.54%
Insteel Industries, Inc.	3,525	82,238
Simpson Manufacturing Co, Inc.	905	73,486
		155,724
Casinos & Gaming - 2.91%
Monarch Casino & Resort, Inc. (a)	3,907	178,159
Chemicals - Specialty - 0.61%
Hawkins, Inc.	907	37,477
Cinema Theater Exhibitors - 6.71%
Marcus Corp.	13,060	410,868
Commercial Banks - Community - 6.21%
Eagle Bancorp Montana, Inc.	2,045	43,722
First of Long Island Corp.	3,702	89,700
Peapack Gladstone Financial Corp.	3,349	100,135
Texas Capital Bancshares, Inc. (a)	2,540	146,812
		380,369
Construction & Engineering Services - 4.92%
Granite Construction, Inc.	11,704	301,495
Construction & Mining Machinery - 1.19%
Astec Industries, Inc.	1,944	72,822
Electrical Power Equipment & Grid Infrastructure - 2.97%
MYR Group, Inc. (a)	5,300	182,108
Electronic Equipment & Instruments - 1.94%
Badger Meter, Inc.	1,921	119,102
Engines & Transmissions - 0.36%
Twin Disc, Inc. (a)	2,163	22,019
Grocery Retail - 3.72%
Weis Markets, Inc.	5,722	227,907
Guns & Accessories - 6.50%
Sturm, Ruger & Co., Inc.	8,742	398,198
Health Care - Equipment - 3.33%
ICU Medical, Inc. (a)	546	102,364
Merit Medical Systems, Inc. (a)	3,637	101,836
		204,200
Health Care - Supplies - 2.02%
Atrion Corp.	176	124,027
Health Safety & Protective Supply - 3.58%
MSA Safety, Inc.	1,771	219,480

Homebuilders - Single Family Home Construction - 1.81%
M/I Homes, Inc. (a)	2,511	111,162
Long Term Care Facilities - 2.40%
National HealthCare Corp.	1,729	146,965
Oil & Gas Exploration/Production - 0.62%
Whiting Petroleum Corp. (a)	8,238	37,730
Oil & Gas Field Services - 1.59%
Oil States International, Inc. (a)	1,440	22,954
RPC, Inc.	7,220	27,869
Solaris Oilfield Infrastructure, Inc. - Class A	4,354	46,718
		97,541
Packaged Foods - 7.06%
J & J Snack Foods Corp.	2,337	432,345
Pumps & Pumping Equipment - 5.43%
Gorman-Rupp Co.	8,989	332,683
Semiconductor Back End Capital Equipment - 0.96%
Cohu, Inc.	3,320	58,897
Semiconductor Chemicals & Supply - 1.23%
Cabot Microelectronics Corp.	564	75,243
Semiconductor Devices - Discrete - 2.43%
Diodes, Inc. (a)	3,232	149,125
Semiconductor Equipment - 1.74%
MKS Instruments, Inc.	1,005	106,811
Structural Metal, Plate Work, & Sheet Metal - 0.18%
LB Foster Co. - Class A (a)	587	11,118
Trucking FTL/LTL - 2.41%
Marten Transport Ltd.	6,998	147,868
TOTAL COMMON STOCKS (Cost $4,492,907)		$5,008,828

SHORT-TERM INVESTMENTS - 7.09%
Money Market Funds- 7.09%
STIT-Treasury Obligations Portfolio, Institutional Class, 1.511% (b)	434,223	434,223
TOTAL SHORT-TERM INVESTMENTS (Cost $434,223)		$434,223

Total Investments (Cost $4,927,130) - 88.83%		$5,443,051
Other Assets in Excess of Liabiliies - 11.17%		684,114
TOTAL NET ASSETS - 100.00%		$6,127,165

(a) Non-income producing security.
(b) Seven day yield as of November 30, 2019.

Industry classifications are determined by Morgan Dempsey Capital Management, LLC and may reference data from sources such as Global Industry Classification Codes
(GICS). GICS was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and
S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (a “Pricing Service”).

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$5,008,828	$-	$-	$5,008,828
Short-Term Investments	434,223	-	-	434,223
Total Investments in Securities	$5,443,051	$-	$-	$5,443,051

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the period ended November 30, 2019, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date 1/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date 1/23/2020

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 1/23/2020

* Print the name and title of each signing officer under his or her signature.